Financial Instruments (Details 5) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Financial Instruments [Abstract]
Fair value, Beginning	$ 46,795
Derivatives recognized at inception
Prepayment option – Senior Notes (Note 24)	17,829
Prepayment option – Senior Secured Notes (Note 24)	10,562
Unrealized gains (losses) on derivatives
Interest rate floor	5,368	$ 255
Prepayment option	(12,391)	(30,691)
Interest rate swaps	(42,649)	12,231
Impact of foreign exchange	(609)	5,643
Fair value, Ending	$ 24,905	$ 46,795